Offerings	Jul. 09, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value
Fee Rate	0.01381%
Offering Note	Separate consideration may or may not be received for securities that are issuable on exercise, conversion, settlement or exchange of other securities.

In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended, HEICO Corporation (the “Registrant”) is deferring payment of all of the registration fee. Registration fees will be paid subsequently on a “pay as you go” basis. The Registrant will calculate the registration fee applicable to an offer of securities pursuant to this Registration Statement based on the fee payment rate in effect on the date of such fee payment.

An indeterminate aggregate initial offering price and number or amount of the securities of each identified class is being registered as may from time to time be issued at indeterminate prices, including securities that may be issued upon exercise, conversion, settlement or exchange of, any securities offered hereunder.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.01 par value
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Footnote 1.
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Footnote 1.